Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill.
Intangible assets and goodwill

Note 13. Intangible assets and goodwill

					Internally-
Cost	Brand	Customer			developed
in €‘000	name	base	Licenses	Technology	software	Goodwill	Total
Balance as of January 1, 2024	13,028	74,575	1,534,859	111,385	86,525	314,398	2,134,770
Additions	—	—	96,627	1,773	50,008	—	148,408
Additions through business combinations (Note 3)	4,810	3,392	—	231	—	10,388	18,821
Disposals	(70)	(768)	(189,266)	(1,156)	(5)	—	(191,265)
Disposal due to reduction in service potential	—	—	(4,476)	—	—	—	(4,476)
Translation adjustments	233	1,527	928	4,540	380	12,328	19,936
Balance as of December 31, 2024	18,001	78,726	1,438,672	116,773	136,908	337,114	2,126,194
Additions	—	—	353,779	3,796	46,746	—	404,321
Additions through business combinations (Note 3)	—	—	302,357	29	2,796	73,997	379,179
Disposals	—	—	(28,288)	(1,126)	(3,108)	—	(32,522)
Disposal due to reduction in service potential	—	—	(2,848)	—	—	—	(2,848)
Translation adjustments	(378)	(2,589)	(5,537)	(7,925)	(1,088)	(23,171)	(40,688)
Balance as of December 31, 2025	17,623	76,137	2,058,135	111,547	182,254	387,940	2,833,636

Accumulated amortization and impairment
€‘000
Balance as of January 1, 2024	(9,135)	(41,859)	(300,315)	(38,216)	(29,917)	(17,997)	(437,439)
Amortization	(1,258)	(6,079)	(236,557)	(12,348)	(11,923)	—	(268,165)
Impairment (Note 13.1)	—	—	—	(167)	—	—	(167)
Disposals	70	768	189,266	1,156	5	—	191,265
Translation adjustments	(170)	(529)	(248)	(2,832)	(143)	(709)	(4,631)
Balance as of December 31, 2024	(10,493)	(47,699)	(347,854)	(52,407)	(41,978)	(18,706)	(519,137)
Amortization	(1,350)	(5,453)	(272,649)	(12,865)	(27,777)	—	(320,094)
Impairment (Note 13.1)	—	—	—	—	(935)	—	(935)
Disposals	—	—	28,288	1,126	3,108	—	32,522
Translation adjustments	342	1,094	782	3,447	603	1,393	7,661
Balance as of December 31, 2025	(11,501)	(52,058)	(591,433)	(60,699)	(66,979)	(17,313)	(799,983)
Carrying amount
As of January 1, 2024	3,893	32,716	1,234,544	73,169	56,608	296,401	1,697,331
As of December 31, 2024	7,508	31,027	1,090,818	64,366	94,930	318,408	1,607,057
As of December 31, 2025	6,122	24,079	1,466,702	50,848	115,275	370,627	2,033,653

Brand name

As of December 31, 2025 and 2024, brand names with a carrying amount of €0.9 million, have indefinite useful lives. These are classified as intangible assets with indefinite useful lives based on an analysis of the product life cycles and other relevant factors indicating that the future positive cash flows are expected to be generated for an indefinite period of time.

Internally-developed software

During the years ended December 31, 2025, 2024 and 2023, the Company capitalized internally-developed software costs of €46.7 million, €50.0 million and €28.3 million, respectively, which are shown separately on the consolidated statements of profit or loss and other comprehensive income in the following line items:

	Years Ended December 31,
in €‘000	2025	2024	2023
Personnel expenses	29,551	28,392	21,773
Purchased services	17,195	21,616	6,528
Internally-developed software cost capitalized	46,746	50,008	28,301

Licenses

As of December 31, 2025 and 2024, additions to licenses (inclusive of accrued interest) of €259.1 million and €73.0 million, respectively, were unpaid and recognized as liabilities. Excluded from these amounts are €6.9 million and €1.5 million related to barter transactions as of December 31, 2025 and 2024, respectively.

As of December 31, 2025, additions of €34.2 million relate to a recognized asset resulting from granted equity instruments to a licensor. There were no additions resulting from granted equity instruments for the year ended December 31, 2024.

During the years ended December 31, 2025, 2024 and 2023, the Company settled €134.5 million, €161.4 million and €143.1 million, respectively, of prior years’ liabilities related to the acquisition of intangible assets.

There are six individual sport rights included within licenses which represent greater than approximately 5% of the overall balance and these have a cumulative net book value of €1,020 million and constitute 70% of the balance as of December 31, 2025. The remaining useful life of these licenses is as follows:

Remaining Useful Life
Sport Rights License	(years)
Major League Baseball	7.0
Deutsche Fußball Liga	6.5
National Basketball Association	5.8
National Hockey League	4.5
UTR Sports	4.0
Association of Tennis Professionals	4.0

The weighted average remaining useful life of these licenses is 5.6 years. The remaining cumulative net book value has a weighted average remaining useful life of 3.7 years.

13.1 Impairment test

Goodwill

As the Company operates as a single segment, for the purposes of goodwill impairment testing for the years ended December 31, 2025 and 2024, all of its goodwill is allocated to the Company as a whole, since this is the level at which goodwill is monitored for internal management purposes.

The key assumptions used in the estimation of the recoverable amount during the years ended December 31, 2025 and 2024 were as follows:

Key assumptions used:	2025	2024
Terminal value growth rate	2.0%	2.0%
Budgeted adjusted EBITDA margin	30.4%	26.2%
Discount rate —WACC (before taxes)	11.3%	14.7%

An impairment is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of its value in use and its fair value less costs to sell. Management determines the recoverable amount of a CGU on the basis of its value in use.

For each of the years presented in these consolidated financial statements, management assessed with careful consideration the recoverable amount of the applicable CGUs.

As of December 31, 2025 and 2024, no impairment of goodwill was identified, as the recoverable value of the CGU exceeded the carrying value. Management believes that there are no reasonable changes in the underlying assumptions that would cause the carrying value to exceed its recoverable value and lead to an impairment of goodwill.

Other intangible assets

In 2025 and 2024, the Company assessed whether there was any indication that other intangible assets may be impaired, considering external and internal sources of information and concluded that, other than those discussed below, no indicators of impairment were identified.

In the year ended December 31, 2025, the Company identified internally-developed software which was deemed to no longer be capable of generating future economic benefit. This software was fully impaired, resulting in an impairment charge of €0.9 million recognized in impairment loss on goodwill and intangible assets in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2025.